Non-current and current financial investments - Non-current financial investments (Details)	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Total non-current financial investments	€ 200,182,000
Term Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial investments	€ 200,182,000
Maturity	18 months